Accounts and Notes Receivable, Net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Accounts and Notes Receivable, Net [Abstract]
Balance at the beginning of the year	$ (352)	$ (369)
Bad debt expense	75	8
Write offs		9
Balance at the end of the year	$ (277)	$ (352)